CONTRACTUAL COMMITMENTS AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2025
CONTRACTUAL COMMITMENTS AND GUARANTEES
Schedule Of Maturity Analysis Contractual Commitments
On December 31, 2025, the total consolidated nominal values equivalent to the full contract period were:

Year
2026	938,432
2027	838,722
2028	860,588
2029	840,328
2030	360,794
2031 onwards	1,574,467
Total(1)	5,413,331

(1)Includes R$1,181,762, referring to contracts for the provision of security services with Telefónica Cybersecurity Tech, S.L.U. (“CyberCo”) and its subsidiaries, companies of the Telefónica Group.

Schedule of guarantees for several commitments
On December 31, 2025, the Company had guarantees for several commitments with ANATEL, suppliers and legal proceedings:

Insurance of guarantee(1)	30,925,675
Letters of guarantee(2)	9,884,006
Judicial deposits and garnishments (Note 10.)	2,964,318
Property and equipment (Note 13.f.)	9,675
Financial investments in guarantee of lawsuits (Note 4.)	41,308
Total	43,824,982

(1)They refer to insurance amounts contracted to ensure the continuity of the discussion of legal proceedings (note 19).
(2)Includes R$4 billion was contracted related to the Self-Composition Agreement for the Adaptation of STFC Concession Contracts.